Supplement dated March 27, 2026
to the following statutory prospectus(es):
BOA TNG, BOA ChoiceLife FPVUL, BOA The Next Generation II FPVUL, Nationwide YourLife Protection VUL - Nationwide Life and Annuity Insurance Company, Nationwide YourLife Accumulation VUL - Nationwide Life and Annuity Insurance Company, Nationwide Protector IVUL, Nationwide Protector IVUL - Series H, Nationwide Accumulator IVUL and Nationwide Accumulator IVUL - Series H dated May 1, 2025
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The Board of Trustees of the funds approved the merger of the Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I ("Target Fund 1") into the Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class ("Acquiring Fund 1"), as well as the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class ("Target Fund 2"). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").
As of the Effective Date, the following changes apply to the policy:
•
Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;
•
Target Funds 1 and 2 will transfer all or substantially all of its assets to the respective Acquiring Funds 1 and 2 in exchange for shares of the respective Acquiring Fund 1 or 2; and
•
Acquiring Funds 1 and 2 will assume all liabilities of the respective Target Fund.
Accordingly, the following changes apply to the prospectus:
(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
(2) All references in the prospectus to Target Funds 1 and 2 are deleted and replaced with the Acquiring Funds 1 and 2.
PROS-1151